Post-employment benefits (Details 5) R$ in Millions	Dec. 31, 2024 BRL (R$)
Actuarial Assumption Of Interest Rates [Member] | Defined Benefit Plans And Variable Contribution Plans [Member] | Stockholders Equity [Member]
IfrsStatementLineItems [Line Items]
Increase in assumptions	R$ 242
Decrease in assumptions	(264)
Actuarial Assumption Of Interest Rates [Member] | Defined Benefit Plans And Variable Contribution Plans [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Increase in assumptions	(654)
Decrease in assumptions	701
Actuarial Assumption Of Interest Rates [Member] | Other Post Employment Benefits [Member] | Stockholders Equity [Member]
IfrsStatementLineItems [Line Items]
Increase in assumptions	18
Decrease in assumptions	(20)
Actuarial Assumption Of Interest Rates [Member] | Other Post Employment Benefits [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Increase in assumptions	(18)
Decrease in assumptions	20
Actuarial assumption of mortality rates [member] | Defined Benefit Plans And Variable Contribution Plans [Member] | Stockholders Equity [Member]
IfrsStatementLineItems [Line Items]
Increase in assumptions	77
Decrease in assumptions	(81)
Actuarial assumption of mortality rates [member] | Defined Benefit Plans And Variable Contribution Plans [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Increase in assumptions	(203)
Decrease in assumptions	212
Actuarial assumption of mortality rates [member] | Other Post Employment Benefits [Member] | Stockholders Equity [Member]
IfrsStatementLineItems [Line Items]
Increase in assumptions	9
Decrease in assumptions	(10)
Actuarial assumption of mortality rates [member] | Other Post Employment Benefits [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Increase in assumptions	(9)
Decrease in assumptions	10
Actuarial assumption of medical cost trend rates [member] | Other Post Employment Benefits [Member] | Stockholders Equity [Member]
IfrsStatementLineItems [Line Items]
Increase in assumptions	(44)
Decrease in assumptions	38
Actuarial assumption of medical cost trend rates [member] | Other Post Employment Benefits [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Increase in assumptions	44
Decrease in assumptions	R$ (38)